Securities - Summary of Contractual Maturities of the Carrying Values of Financial Instruments Held (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Securities	$ 409,730	$ 318,223
Cost/Amortized cost	131,312	95,630
U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	75,326	46,034
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,200	5,154
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,762	2,985
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	27,774	25,852
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	493	551
Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	409,730	318,223
Trading Securities [member]
Disclosure of financial assets [line items]
Securities	190,151	148,205
Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	45,645	32,060
Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	52,688	36,828
Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,632	4,777
Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	2	2
Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	1,245	1,310
Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	143	255
Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	22,472	20,914
Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	63,324	52,059
Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	131,312	95,630
Fair value	128,466	92,891
Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	75,326	46,034
Fair value	$ 73,295	$ 44,358
Yield	3.20%	2.60%
Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,200	$ 5,154
Fair value	$ 6,192	$ 5,144
Yield	3.30%	1.80%
Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,762	$ 2,985
Fair value	$ 2,701	$ 2,888
Yield	6.80%	4.70%
Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8,752	$ 8,288
Fair value	$ 8,706	$ 8,048
Yield	6.90%	5.30%
Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 27,774	$ 25,852
Fair value	$ 27,723	$ 25,720
Yield	4.10%	2.80%
Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 493	$ 551
Fair value	842	828
Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	6,609	4,081
Fair value	$ 6,259	$ 3,781
Yield	3.40%	2.40%
Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 3,396	$ 2,685
Fair value	$ 2,748	$ 2,124
Yield	3.80%	3.00%
Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 91,113	$ 77,127
Fair value	83,667	70,073
Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 26,844	$ 25,419
Yield	2.20%	2.10%
Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 44,568	$ 34,132
Yield	2.90%	2.30%
Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,526	$ 5,518
Yield	2.50%	1.70%
Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 425	$ 711
Yield	4.90%	3.10%
Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 13,750	$ 11,347
Yield	3.30%	2.00%
Within 3 months [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 39,268	$ 25,575
Within 3 months [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	27,742	14,835
Within 3 months [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	9,867	2,255
Within 3 months [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	15,507	7,151
Within 3 months [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	566	1,343
Within 3 months [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	452	779
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities	143	252
Within 3 months [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	1,207	3,055
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,882	8,846
Fair value	8,892	8,841
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	846	802
Fair value	$ 856	$ 802
Yield	7.40%	4.90%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 160	$ 1,105
Fair value	$ 160	$ 1,105
Yield	6.30%	2.40%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,928	$ 5,922
Fair value	$ 4,928	$ 5,919
Yield	3.90%	3.20%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,479	$ 780
Fair value	$ 2,479	$ 778
Yield	4.50%	2.30%
Within 3 months [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 469	$ 237
Fair value	$ 469	$ 237
Yield	4.90%	2.00%
Within 3 months [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,634	$ 1,899
Fair value	2,627	1,899
Within 3 months [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 997	$ 929
Yield	2.80%	2.40%
Within 3 months [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 424	$ 161
Yield	5.00%	4.40%
Within 3 months [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 375	$ 235
Yield	2.00%	1.30%
Within 3 months [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 838	$ 574
Yield	2.30%	0.80%
3 months to 1 year [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 46,977	$ 42,210
3 months to 1 year [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	28,867	26,410
3 months to 1 year [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	17,244	14,181
3 months to 1 year [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,136	10,107
3 months to 1 year [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,117	233
3 months to 1 year [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	151	49
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Bankers' acceptances [member]
Disclosure of financial assets [line items]
Securities		3
3 months to 1 year [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	2,219	1,837
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	12,618	9,273
Fair value	12,586	9,274
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,595	2,613
Fair value	$ 8,572	$ 2,615
Yield	2.10%	0.40%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,009	$ 642
Fair value	$ 1,009	$ 642
Yield	4.00%	1.20%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,759	$ 4,793
Fair value	$ 1,755	$ 4,792
Yield	4.20%	2.80%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,247	$ 1,010
Fair value	$ 1,242	$ 1,009
Yield	3.20%	2.30%
3 months to 1 year [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 8	$ 215
Fair value	$ 8	$ 216
Yield	3.70%	2.70%
3 months to 1 year [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,524	$ 6,526
Fair value	5,447	6,455
3 months to 1 year [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,931	$ 1,734
Yield	3.00%	2.80%
3 months to 1 year [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,427	$ 784
Yield	4.10%	3.00%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 723	$ 1,574
Yield	0.80%	1.30%
3 months to 1 year [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,443	$ 2,434
Yield	2.90%	1.70%
1 to 5 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 140,053	$ 82,699
1 to 5 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	32,281	19,436
1 to 5 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,687	6,907
1 to 5 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	15,864	7,043
1 to 5 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	815	606
1 to 5 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	234	67
1 to 5 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	6,681	4,813
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	59,805	31,098
Fair value	59,746	30,931
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	33,044	13,586
Fair value	$ 33,050	$ 13,554
Yield	2.70%	1.90%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,030	$ 3,406
Fair value	$ 5,022	$ 3,396
Yield	3.00%	1.70%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 32
Fair value	$ 31
Yield	7.50%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 16	$ 46
Fair value	$ 17	$ 46
Yield	6.40%	4.60%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 18,798	$ 12,420
Fair value	$ 18,761	$ 12,307
Yield	3.90%	2.60%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,726	$ 1,024
Fair value	$ 1,707	$ 1,012
Yield	2.60%	2.80%
1 to 5 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,159	$ 616
Fair value	$ 1,158	$ 616
Yield	2.80%	2.00%
1 to 5 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 48,026	$ 32,332
Fair value	46,258	30,579
1 to 5 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 17,448	$ 16,655
Yield	2.10%	2.00%
1 to 5 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 14,536	$ 3,885
Yield	3.30%	1.70%
1 to 5 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 4,362	$ 3,645
Yield	2.90%	1.90%
1 to 5 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 424	$ 573
Yield	4.90%	3.00%
1 to 5 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,256	$ 7,574
Yield	3.40%	2.60%
5 to 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 50,722	$ 40,141
5 to 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	12,310	10,698
5 to 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	2,932	2,706
5 to 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	4,375	4,507
5 to 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,040	241
5 to 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	307	207
5 to 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	3,656	3,037
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	26,866	18,944
Fair value	26,532	18,618
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,355	9,104
Fair value	$ 16,193	$ 9,061
Yield	4.00%	3.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 1
Fair value	$ 1	$ 1
Yield	4.60%	4.40%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 28	$ 41
Fair value	$ 25	$ 37
Yield	6.70%	4.50%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 7,542	$ 6,331
Fair value	$ 7,503	$ 6,172
Yield	6.90%	5.30%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,248	$ 2,666
Fair value	$ 2,243	$ 2,656
Yield	5.40%	3.10%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 640	$ 745
Fair value	$ 515	$ 635
Yield	1.20%	1.60%
5 to 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 52	$ 56
Fair value	$ 52	$ 56
Yield	4.50%	3.80%
5 to 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 11,880	$ 10,825
Fair value	10,276	9,433
5 to 10 years [member] | Securities measured at amortized cost [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 6,468	$ 6,101
Yield	2.00%	2.30%
5 to 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 5,156	$ 3,784
Yield	2.90%	2.30%
5 to 10 years [member] | Securities measured at amortized cost [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 66	$ 64
Yield	1.10%	1.30%
5 to 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost		$ 135
Yield		3.50%
5 to 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 190	$ 741
Yield	3.10%	2.40%
Over 10 years [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 68,544	$ 74,711
Over 10 years [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	25,627	24,767
Over 10 years [member] | Trading Securities [member] | Canadian government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	6,915	6,011
Over 10 years [member] | Trading Securities [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	8,806	8,020
Over 10 years [member] | Trading Securities [member] | Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Securities	1,094	2,354
Over 10 years [member] | Trading Securities [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Securities	2	2
Over 10 years [member] | Trading Securities [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Securities	101	208
Over 10 years [member] | Trading Securities [member] | Corporate debt and other debt [member] | Other [member]
Disclosure of financial assets [line items]
Securities	8,709	8,172
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	22,648	26,918
Fair value	19,868	24,399
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,486	19,929
Fair value	$ 14,624	$ 18,326
Yield	3.60%	3.00%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 2,702	$ 2,944
Fair value	$ 2,645	$ 2,851
Yield	6.80%	4.70%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,194	$ 1,911
Fair value	$ 1,186	$ 1,830
Yield	7.00%	5.40%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 41	$ 51
Fair value	$ 36	$ 46
Yield	4.70%	5.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government federal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 517	$ 522
Fair value	$ 316	$ 347
Yield	3.40%	3.10%
Over 10 years [member] | Securities measured at fair value through other comprehensive income [member] | Canadian government provincial and municipal debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1,708	$ 1,561
Fair value	$ 1,061	$ 999
Yield	4.40%	4.10%
Over 10 years [member] | Securities measured at amortized cost [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 23,049	$ 25,545
Fair value	19,059	21,707
Over 10 years [member] | Securities measured at amortized cost [member] | U.S. federal state municipal and agencies debt issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 23,025	$ 25,518
Yield	2.50%	2.40%
Over 10 years [member] | Securities measured at amortized cost [member] | Asset-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 1	$ 3
Yield	1.40%	1.50%
Over 10 years [member] | Securities measured at amortized cost [member] | Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 23	$ 24
Yield	5.60%	4.90%
With no specific maturity [member] | Total carrying value of securities [member]
Disclosure of financial assets [line items]
Securities	$ 64,166	$ 52,887
With no specific maturity [member] | Trading Securities [member]
Disclosure of financial assets [line items]
Securities	63,324	52,059
With no specific maturity [member] | Trading Securities [member] | Trading Equity Securities [member]
Disclosure of financial assets [line items]
Securities	63,324	52,059
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	493	551
Fair value	842	828
With no specific maturity [member] | Securities measured at fair value through other comprehensive income [member] | Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	493	551
Fair value	$ 842	$ 828